26. EQUITY AND REMUNERATION TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2020
Statement of changes in equity [abstract]
EQUITY AND REMUNERATION TO SHAREHOLDERS
26.	EQUITY AND REMUNERATION TO SHAREHOLDERS
a)	Share capital

As of December 31, 2020, the Company’s issued and share capital is R$7,594 (R$7,294 at December 31, 2019 and 2018), represented by 507,670,289 common shares (487,614,213 at December 31, 2019) and 1,011,082,312 preferred shares (971,138,388 at December 31, 2019), both of them with nominal value of R$5.00 (five Reais), as follows:

Shareholders	Number of shares on December 31, 2020
	Common	%	Preferred	%	Total	%
State of Minas Gerais	258,738,711	51	11,788	—	258,750,499	17
Other entities of Minas Gerais State	20,713	—	7,442,037	1	7,462,750	—
FIA Dinâmica Energia S.A.	114,172,677	22	43,975,272	4	158,147,949	10
BNDES Participações	56,578,175	11	27,299,432	3	83,877,607	6
BlackRock	—	—	153,689,970	15	153,689,970	10
Others
In Brazil	55,717,246	11	212,704,725	21	268,421,971	18
Foreign shareholders	22,442,767	5	565,959,088	56	588,401,855	39
Total	507,670,289	100	1,011,082,312	100	1,518,752,601	100

Shareholders	Number of shares on December 31, 2019
	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,516,953	51	11,323	—	248,528,276	17
Other entities of Minas Gerais State	19,896	—	1,411,276	—	1,431,172	—
FIA Dinâmica Energia S.A.	48,700,000	10	55,133,744	6	103,833,744	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	6
Others
In Brazil	101,170,317	21	328,982,856	34	430,153,173	29
Foreign shareholders	34,864,055	7	559,378,251	57	594,242,306	41
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

Shareholders	Number of shares on December 31, 2018
	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,480,146	51	—	—	248,480,146	17
Other entities of Minas Gerais State	56,703	—	647,647	—	704,350	—
FIA Dinâmica Energia S.A.	48,200,000	10	55,905,344	6	104,105,344	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	5
Others
In Brazil	105,402,202	22	370,338,947	38	475,741,149	33
Foreign shareholders	31,132,170	6	518,025,512	53	549,157,682	38
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

The Company’s Share Capital may be increased by up to a limit of 10% (ten percent) of the share capital set in the by-laws, without need for change in the by-laws and upon decision of the Board of Directors, having previously heard statement of opinion issued by the Fiscal Council.

Capital increase

The Annual General Meeting held on July 31, 2020 approved Management's proposal for allocation of the profits for 2019, disclosed in the 2019 financial statements, and a capital increase from R$ 7,294 to R$ 7,594, as per Article 199 of the Brazilian Corporate Law (Law 6,404/76), since the profit reserves at December 31, 2019 (excluding tax incentive reserve and unrealized profit reserve) exceeded the share capital, by R$537. This capital increase was made through the issuance of 60,000,000 new shares, of which 20,056,076 were common shares and 39,943,924 preferred shares, by capitalization of R$300 from profit reserves, and as a result, a share bonus of 4.11% in new shares was issued to shareholders, of the same type as those held, and with nominal unit value of R$5.00.

In addition, the Annual General Meeting held on April 30, 2021 approved the Management’s proposal for increase of the registered share capital from R$7,594 to R$8,467, also pursuant to Article 199 of the Brazilian Corporate Law, since the profit reserve at December 31, 2020, (excluding tax incentive reserve and the unrealized profit reserve), exceed the registered share capital by R$1,529. This capital increase was made through the issuance of 174,609,467 new shares, of which 58,366,345 were common shares and 116,243,122 preferred shares, with nominal unit value of R$5.00, by the capitalization of R$873 from retained earnings reserve.

b)	Earnings per share

The number of shares included in the calculation of basic and diluted earnings, considering the new shares issued in 2020 and in 2021, is described in the table below. The comparative information for 2019 and 2018 was adjusted retrospectively in order to reflect the capital increases.

Number of shares	2020	2019	2018
Common shares already paid up	566,036,634	566,036,634	566,036,634
Shares in treasury	(79)	(79)	(79)
	566,036,555	566,036,555	566,036,555

Preferred shares already paid up	1,127,325,434	1,127,325,434	1,127,325,434
Shares in treasury	(650,817)	(650,817)	(650,817)
	1,126,674,617	1,126,674,617	1,126,674,617
Total	1,692,711,172	1,692,711,172	1,692,711,172

Basic and diluted earnings per share

The Company’s preferred shares carry the right to a minimum mandatory dividend, as shown in more detail in item ‘e’.

The purchase and sale options of investments described in Note 32 could potentially dilute basic earning per share in the future; however, they have not caused dilution of enaring per share in 2020, 2019 and 2018.

The calculation of basic and diluted earnings per share is as follows:

	2020	2019 (Restated)	2018 (Restated)
Net income for the year attributed to equity holders of the parent	2,864	3,194	1,722

Minimum mandatory dividend from net income for the year - preferred shares	986	509	577
Net income for the year not distributed - preferred shares	920	1,617	569
Total earnings - preferred shares (A)	1,906	2,126	1,146

Minimum mandatory dividend from net income for the year - common shares	496	256	290
Net income for the year not distributed - common shares	462	812	286
Total earnings - common shares (B)	958	1,068	576

Basic and diluted earnings per preferred share (A / number of preferred shares)	1.69	1.89	1,02
Basic and diluted earnings per common share (B / number of common shares)	1.69	1.89	1,02

	2020	2019 (Restated)	2018 (Restated)
Net income for the year from continuing operations attributed to equity holders of the parent	2,864	2,970	1,400

Minimum mandatory dividend from net income for the year from continuing operations – preferred shares	986	509	577
Net income for the year from continuing operations not distributed – preferred shares	920	1,468	355
Total earnings from continuing operations - preferred shares (A.1)	1,906	1,977	932

Minimum mandatory dividend from net income for the year from continuing operations - common shares	496	256	290
Net income for the year from continuing operations not distributed – common shares	462	737	178
Total earnings from continuing operations - common shares (B.1)	958	993	468

Basic and diluted earnings from continuing operations per preferred share (A.1 / number of preferred shares)	1.69	1.75	0.83
Basic and diluted earnings from continuing operations per common share (B.1 / number of common shares)	1.69	1.75	0.83

Considering that each class of share participates equally in the profit reported, the earning per share in the fiscal years ended in December 31, 2020, 2019 and 2018 were, respectively, R$1.69, R$1.89 and R$1.02. These figures are calculated based on the Company’s number of shares on December 31, 2020, adjusting the earning per share of the comparative prior years, 2019 and 2018.

c)	Equity valuation adjustments

	2020	2019	2018
Adjustments to actuarial liabilities – Employee benefits	(340)	(343)	(257)
Subsidiary and jointly-controlled entity
Adjustments to actuarial liabilities – Employee benefits	(2,660)	(2,650)	(1,681)
Deemed cost of PP&E	569	586	611
	(2,091)	(2,064)	(1,070)
Equity valuation adjustments	(2,431)	(2,407)	(1,327)

The adjustments to post-employment benefit obligations comprise gains or losses resulting from re-measurements of the net defined-benefit obligation, in accordance with the actuarial report.

The amounts recorded as deemed cost of the generation assets represents its fair value determined using the replacement cost at initial adoption of IFRS on January 1, 2009. The valuation of the generation assets resulted in an increase in their book value, recorded in a specific line in Equity, net of the tax effects. These values are being realized based on the depreciation of the assets.

d)	Reserves

Capital reserves

	2020	2019	2018
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	2,250	2,250	2,250

The Reserve for investment-related donations and subsidies basically refers to the compensation by the Federal Government for the difference between the profitability obtained by Cemig up to March 1993 and the minimum return guaranteed by the legislation in effect at the time.

The reserve for treasury shares refers to the pass-through by Finor of shares arising from funds applied in Cemig projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Profit reserves

	2020	2019 (Restated)	2018 (Restated)
Legal reserve	995	853	853
Statutory reserve	57	57	57
Retained earnings reserve	6,650	5,500	3,965
Unrealized profit reserve	835	835	—
Incentive tax reserve	103	85	67
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
	10,060	8,750	6,362

Legal reserve

Constitution of the legal reserve is mandatory, up to the limits established by law. The purpose of the reserve is to ensure the security of the share capital, its use being allowed only for offsetting of losses or increase capital. This reserve constitution corresponds to 5% of the net income for the year, less the amount allocated to incentive tax reserve.

Statutory reserve

The reserve under the By-laws is for future payment of extraordinary dividends, in accordance with Article 28 of the by-laws.

Retained earnings reserve

Retained earnings reserves refers to profits not distributed in prior years, to guarantee execution of the Company’s Investment Program, and amortization of loans and financing. The retentions are supported by capital budgets approved by the Board of Directors in the respective years.

Unrealized profit reserve

Article 197 of the Brazilian corporate law nº 6,404/76 allows the Company to pay the mandatory dividend, calculated as required by the Bylaws (see e) below), up to the amounts of the realized portion of the net income for the year (received in cash). The excess between such mandatory dividend amount and the dividends that will be actually paid was recorded in the “Unrealized profit reserve”.

In 2020, Company presented a positive net share of profit of subsidiaries, jointly-controlled entities and affiliates of R$2,704, which can be regarded as unrealized portion of net income for the year, in accordance with the Brazilian corporate law.

Additionally, the above does not apply to the payment of the minimum mandatory dividends on preferred shares, which are required to be paid in full for an amount of R$506, as described in further details in f) below. In addition, since the creation of the unrealized profit reserve is optional, Management decided to propose the same proportion of dividend payment to shareholders owning common shares, considering Company’s expected financial capacity.

The outstanding balance of the unrealized profit reserve will remain R$835, considering the reversal of the reserve recorded in 2019 and the creation of a new one in 2020, in the same amount.

The unrealized profit reserve amounts can only be used to pay mandatory dividends. Hence, when the Company realizes such profits in cash, it must distribute the corresponding dividend in the subsequent period, after offsetting of any losses in subsequent years.

Incentives tax reserve

The Company has a right to a 75% reduction in income tax, including the tax paid at the additional rate, calculated on the basis of the operating profit in the region of Sudene (the Development Agency for the Northeast), for 10 years starting in 2014. The amount of the incentive recognized in the Statement of income was R$18 in 2020 (R$18 in 2019 and R$9 in 2018), and it was subsequently transferred to the Incentives Tax reserve. The amount of the Tax incentives reserve on December 31, 2020 was R$103 (R$85 at December 31, 2019). This reserve cannot be used for payment of dividends.

Reserve for mandatory dividends not distributed

2020
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797
1,420

These dividends were retained in Equity, in years 2015 and 2014, in the account Reserve for mandatory dividends not distributed; and as per the proposal approved in the Annual General Meetings of 2016 and 2015, the dividends retained will be paid as soon as the Company’s financial situation permits. The Company's Management, in view of the uncertainties present in the current macroeconomic scenario and the estimated cash requirement for the nex year, concluded that the financial situation does not yet allow the payment of these retained dividends.

e)	Rights and preferences of the common and preferred shares

Every holder of Cemig common shares has the right to vote in an election for members of our Board of Directors. Under the Brazilian Corporate Law, any shareholder holding at least 5% of Cemig’s common shares in circulation may request adoption of a multiple vote procedure, which confers upon each share a number of votes equal to the present number of members of the Board of Directors and gives the shareholder the right to accumulate his or her votes in one sole candidate, or distribute them among several.

Under the Brazilian Corporate Law, holders of preferred shares representing at least 10% of Cemig’s share capital, and also holders of common shares representing at least 15% of its share capital (other than the controlling shareholder) have the right to appoint a member of the Board of Directors and his or her respective substitute member in a separate election. If none of the holders of common or preferred shares qualifies under the minimum limits specified above, shareholders representing, in the aggregate, a minimum of 10% of the share capital may combine their holdings to elect a member of the Board of Directors, and that member’s substitute member.

Under Article 171 of the Corporate Law, every shareholder has a generic right of first refusal in subscription of new shares, or securities convertible into shares, issued in any capital increase, in proportion to their percentage shareholding, except in the event of exercise of any option to acquire shares in our share capital. Shareholders are required to exercise their right of first refusal within 30 days from publication of the notice of increase of capital.

The dividend rights of the preferred and common shares are described below.

f)	Dividends

Under the by-laws, if the Company is able to pay dividends higher than the mandatory minimum dividends required for the preferred Shareholders, and the remaining net income is sufficient to offer equal dividends for both the common and preferred shares, then the dividends per share will be the same for the holders of common shares and preferred shares. Dividends declared are paid in two equal installments, the first by June 30 and the second by December 30, of the year following the generation of the profit to which they refer. The Executive Board decides the location and processes of payment, subject to these periods.

Under its by-laws, Cemig is required to pay to its shareholders, as mandatory dividends, 50% of the net income of each year.

The preferred shares have preference in the event of reimbursement of capital and participate in profits on the same conditions as the common shares have the right, when there is net income, to a minimum annual dividends equal to the greater of:

(a) 10% of their par value, and

(b) 3% of the portion of equity that they represent.

Under its by-laws, Cemig’s shares held by private individuals and issued up to August 5, 2004 have the right to a minimum dividend of 6% per year on their par value in all years when Cemig does not obtain sufficient profits to pay dividends to its Shareholders. This guarantee is given by the State of Minas Gerais by Article 9 of State Law 828 of December 14, 1951 and by State Law 15,290 of August 4, 2004.

Calculation of the minimum dividends proposed

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the 2020 unrealized profit assumption mentioned in the previous paragraphs, is as follows:

	2020	2019	2018
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	5,055	4,856	4,856
	5,055	4,856	4,856
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	506	486	486

Equity	17,473	15,887	14,579
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	11,630	10,574	9,704
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	349	317	291

Minimum Dividends required by the Bylaws for the preferred shares	506	486	486

Calculation of the Minimum Dividend under the by-laws based on the net income for the year
Mandatory dividend
Net income for the year	2,864	3,127	1,700

Mandatory dividends – 50% of Net income	1,432	1,564	850
Unrealized profit reserve	(835)	(835)
Reversal of the unrealized profit reserve established in 2019	835	—	—
Withholding income tax on Interest on equity	50	35	17
	1,482	764	867
Dividends recorded, as specified in the by-laws
Interest on Equity	553	400	210
Ordinary dividends	929	364	657
	1,482	764	867

Total dividends for the preferred shares	986	509	577
Total dividends for the common shares	496	255	290

Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	0.99	0.52	0.59
Dividends proposed: Common (ON) shares	0.99	0.52	0.59
Dividends proposed: Preferred (PN) shares	0.99	0.52	0.59

This table provides the changes on dividends and interest on capital payable:

Balances at December 31, 2018	864
Proposed dividends	764
Withholding income tax on interest on capital	(35)
Dividends retained – Minas Gerais state government (Note 11)	(148)
Dividends paid	(701)
Balances at December 31, 2019	744
Proposed dividends	1,482
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(50)
Dividends retained – Minas Gerais state government (Note 11)	(130)
Dividends paid	(598)
Balances at December 31, 2020	1,449

Allocation of net income for 2020 – Management’s proposal

The Annual General Meeting (AGM) held on April 30, 2021 approved the following allocation of the net income for 2020, totaling R$2,864, less R$17 from realization of the deemed cost of PP&E, added to R$835 from the realization of the unrealized profit reserve and R$212 from prior periods adjustments:

•	R$142 to be held in the Legal Reserve, as established in Brazilian corporate law.
•	R$1,482 for payment of the mandatory minimum dividends to Company’s holders, as follows:

-	R$553 in the form of Interest on Equity, to be paid in two equal installments, by June 30, 2021 and by December 31, 2021, to shareholders whose names were on the Company’s Nominal Share Registry on September 22, 2020 and December 23, 2020;
-	R$929 as dividends of 2020, to be paid by December 31, 2021, to holders whose names are in the Company’s Nominal Share Registry on the date of the AGM.

•	R$1,451 to be held in the Retained earnings reserve, to ensure the Company’s consolidated investments planned for 2021, as per capital budget.

•	R$18 to be recorded as Incentives Tax reserve, in reference to the tax incentive amounts obtained in 2019 in relation to the investments made in the region of Sudene.

The amount of R$835 remains as unrealized profit reserve, considering the reversal of the reserve constituted in 2019 and the new constitution in 2020, of the same amount.